Retirement-Related Benefits - PBO, APBO, FV of Plan Assets, Funded Status (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Overfunded plans
Funded status of plan
Benefit Obligations	$ 68,075	$ 70,888
Fair Value of Plan Assets	77,924	78,445
Funded Status	9,850	7,557
Underfunded plans
Funded status of plan
Benefit Obligations	29,246	36,342
Fair Value of Plan Assets	13,947	18,302
Funded Status	$ (15,300)	(18,040)
Pension Plans
Funded status of plan
Percentage of plan funded	98.00%
Pension Plans | Qualified Plans
Funded status of plan
Percentage of plan funded	107.00%
U.S. | Underfunded plans
Funded status of plan
Benefit Obligations	$ 5,128	5,652
Fair Value of Plan Assets	8	15
Funded Status	(5,119)	(5,638)
U.S. | Underfunded plans | Personal Pension Plan (PPP)
Funded status of plan
Benefit Obligations	1,441	1,556
Funded Status	(1,441)	(1,556)
U.S. | Underfunded plans | Retention Plan
Funded status of plan
Benefit Obligations	283	306
Funded Status	(283)	(306)
U.S. | Pension Plans
Funded status of plan
Benefit Obligations	48,182	52,237	$ 50,232
Fair Value of Plan Assets	51,852	54,386	51,784
Funded Status	$ 3,671	2,149
U.S. | Pension Plans | Qualified Plans | Personal Pension Plan (PPP)
Funded status of plan
Percentage of plan funded	112.00%
U.S. | Pension Plans | Qualified Plans | Overfunded plans | Personal Pension Plan (PPP)
Funded status of plan
Benefit Obligations	$ 46,458	50,375
Fair Value of Plan Assets	51,852	54,386
Funded Status	5,395	4,011
U.S. | Nonpension Postretirement Plans
Funded status of plan
Benefit Obligations	3,404	3,791	3,857
Fair Value of Plan Assets	8	15	3
Funded Status	(3,395)	(3,776)
U.S. | Nonpension Postretirement Plans | Underfunded plans
Funded status of plan
Benefit Obligations	3,404	3,791
Fair Value of Plan Assets	8	15
Funded Status	(3,395)	(3,776)
Non-U.S. | Overfunded plans
Funded status of plan
Benefit Obligations	21,617	20,513
Fair Value of Plan Assets	26,071	24,060
Funded Status	4,454	3,546
Non-U.S. | Underfunded plans
Funded status of plan
Benefit Obligations	24,118	30,690
Fair Value of Plan Assets	13,939	18,288
Funded Status	(10,179)	(12,402)
Non-U.S. | Pension Plans
Funded status of plan
Benefit Obligations	45,097	50,447	45,947
Fair Value of Plan Assets	39,979	42,308	38,891
Funded Status	(5,118)	(8,140)
Non-U.S. | Pension Plans | Qualified Plans | Overfunded plans
Funded status of plan
Benefit Obligations	21,617	20,504
Fair Value of Plan Assets	26,071	24,051
Funded Status	4,454	3,546
Non-U.S. | Pension Plans | Qualified Plans | Underfunded plans
Funded status of plan
Benefit Obligations	17,360	23,207
Fair Value of Plan Assets	13,908	18,257
Funded Status	(3,452)	(4,950)
Non-U.S. | Pension Plans | Nonqualified Plans | Underfunded plans
Funded status of plan
Benefit Obligations	6,120	6,736
Funded Status	(6,120)	(6,736)
Non-U.S. | Nonpension Postretirement Plans
Funded status of plan
Benefit Obligations	638	756	830
Fair Value of Plan Assets	31	40	$ 52
Funded Status	(607)	(716)
Non-U.S. | Nonpension Postretirement Plans | Overfunded plans
Funded status of plan
Benefit Obligations		9
Fair Value of Plan Assets		9
Funded Status		0
Non-U.S. | Nonpension Postretirement Plans | Underfunded plans
Funded status of plan
Benefit Obligations	638	747
Fair Value of Plan Assets	31	31
Funded Status	$ (607)	$ (716)